Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, current	$ 69.3	$ 71.9
Available-for-sale securities, long-term	85.5	71.0
Gross gains realized on sales of investments	8.8	7.5
Gross realized losses on sales of investments	$ 0.1	0.1
Losses recognized for securities deemed to have other-than-temporary impairments		$ 0.2
Maximum
Schedule of Available-for-sale Securities [Line Items]
Investments with unrealized loss, percentage of fair values less than original cost	0.15%